Leases	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Leases	LEASES
PEMEX leases plants, transportation and storage equipment, port facilities, buildings and land. Leases generally run for a period of one to twenty years, in some cases with an option to renew the lease after that date. Some lease payments are renegotiated every five years to reflect that the rent payments are market compliant. Some of the leases provide for additional rental payments that are based on changes in local price indexes. For certain leases, PEMEX has restrictions to enter into a sublease agreement.
Plants, transport and storage equipment, port facilities, buildings and land leases were entered into in previous years as service, transportation and building leases.
PEMEX has rights of use assets for equipment whose contractual terms are from one to three years. These leases are short-term and / or low-value item leases. PEMEX has decided not to recognize the right-of-use assets and lease liabilities for these leases.
Lease information where PEMEX is a lessee is presented as follows:
i.Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Total
Balance as of January 1, 2021	Ps.	25,268,381	23,823,684	5,938,628	1,664,525	2,417,909	48,761	33,369	Ps.	59,195,257
Depreciation of the year	(3,872,379)		(2,081,243)	(196,278)	(88,284)	(144,680)	(21,841)	(3,166)	(6,407,871)
Cancellations	(2,866,335)		(435,062)	—	—	—	—	—	(3,301,397)
Additions	2,119,878		2,419,911	—	—	82,388	35,157	616	4,657,950
Currency translation effect	18,381		—	—	—	33,020	401	692	52,494
Reversal of Impairment	—		—	—	87,025	—	—	—	87,025
Balance as of December 31, 2021	Ps.	20,667,926	23,727,290	5,742,350	1,663,266	2,388,637	62,478	31,511	Ps.	54,283,458
Depreciation of the year	(3,333,879)		(2,050,826)	(277,276)	(86,342)	(182,369)	(29,968)	(3,118)	(5,963,778)
Additions	4,396,333		—	434,451	—	451,013	36,400	336	5,318,533
Cancellations	(1,984,257)		(1,601,197)	—	—	—	—	—	(3,585,454)
Currency translation effect	(487,536)		—	—	—	(42,328)	(346)	(1,702)	(531,912)
Balance as of December 31, 2022	Ps.	19,258,587	20,075,267	5,899,525	1,576,924	2,614,953	68,564	27,027	Ps.	49,520,847
Estimated useful life	1 to 10 years		14 years	10 years	23 years	20 years	1 to 5 years	5 years
ii.Leases liabilities are as follows:

	2022		2021
Lease liabilities recognized at January 1	Ps.	59,351,649	63,184,128
Additions	5,318,533		4,657,950
Cancellations	(4,392,850)		(3,734,303)
Payments of principal	(7,362,686)		(7,622,403)
Accrued interest	4,304,918		4,773,883
Interests paid	(3,274,137)		(3,646,028)
Foreign Exchange	(2,813,852)		1,738,422
Lease liabilities at December 31,	Ps.	51,131,575	59,351,649
The obligation recognized as of December 31, 2022 and 2021, amounted to Ps. 51,131,575 and Ps. 59,351,649, of which Ps. 6,680,488 and Ps. 7,902,874 were recognized in current liabilities and Ps. 44,451,087 and Ps. 51,448,775 in non-current liabilities, respectively.
iii.Amounts recognized in the statement of comprehensive Income

	2022		2021
Depreciation of rights of use	Ps.	5,963,778	Ps.	6,407,871
Interests from lease liabilities	4,445,315		4,985,566
Expenses related to short-term leases	106,695		105,789
iv.Amounts recognized in the statement of cash flows

	2022		2021
Lease payments (principal and interest)	Ps.	(10,636,823)	Ps.	(11,268,431)